Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments
Schedule of annual minimum required and non-cancelable future payments related to the contractual obligations

		Purchase obligations (i)
	December 31, 2019	December 31, 2018
2020	3,956	2,677
2021	1,029	1,445
2022	710	548
2023	552	463
2024 and thereafter	2,830	2,194
Total minimum payments required	9,077	7,327

(i)   Mainly relates to agreements for the acquisition of fuel, energy and the acquisition of raw materials and services.